       As filed with the Securities and Exchange Commission on May 1, 2000
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [X]
                         POST-EFFECTIVE AMENDMENT NO. 59    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [X]
                                AMENDMENT NO. 62            [X]

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
                                 --------------
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (name and address of agent for service)

It  is  proposed  that this filing  will become  effective  pursuant to Rule 485
     (check appropriate box):

[ ] immediately upon filing pursuant to paragraph(b)
[X] on May 12, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


     Capital   Appreciation   Portfolio  has  also  executed  this  Registration
Statement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  LOGO
     Mutual Funds
       for People
          Who Pay
         Taxes(R)





                                   EATON VANCE
                                  TAX-MANAGED
                             YOUNG SHAREHOLDER FUND

             A diversified fund seeking long-term, after-tax returns


                                Prospectus Dated
                                  May 12, 2000


  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                                2      Sales Charges            6
Investment Objective & Principal Policies          Redeeming Shares         8
  and Risks                                 4      Shareholder Account
Management and Organization                 5        Features               9
Valuing Shares                              6      Tax Information          10
Purchasing Shares                           6
-------------------------------------------------------------------------------
>


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies. Eaton Vance Tax-Managed Young Shareholder Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund invests primarily in common stocks of growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities. The Fund may engage in derivative transactions to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Some of the securities held by the Fund may be subject to restrictions on resale.

The Fund pursues its investment objective by investing in a separate registered investment company with the same investment objective and policies as the Fund.

Tax-Managed Investing. Most equity mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). The Fund seeks to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains (taxed as long-term capital gains). Among the techniques and strategies used in the tax-efficient management of the Fund are the following:


     .investing primarily in lower-yielding growth stocks;

     .employing a long-term approach to investing;

     .attempting to avoid net realized short-term gains;

     .when appropriate, selling stocks trading below cost to realize losses;

     .in selling  appreciated stocks, selecting the most tax-favored share lots;
          and

     .selectively using tax-advantaged hedging techniques as an alternative to taxable sales.


The Fund can generally be expected to distribute a smaller percentage of returns each year than equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

Investing  for Young  Shareholders.  The Fund  believes  that a growth  oriented investment program that seeks to minimize and defer shareholder taxes is especially well suited to the needs of young shareholders, due to their longer investment horizon. The Fund avoids investments that it believes are inappropriate for young shareholders.

The Fund also has an educational objective. It seeks to teach young shareholders about mutual funds, personal finance and the stock market.


Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.


Because the Fund invests a portion of its assets in foreign securities (including those in emerging market countries), the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss. Securities subject to restrictions on resale are often less liquid and more difficult to value.


The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. As of the date of this prospectus, the Fund had not begun operations so there is no performance history.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment                             Class A   Class B   Class C
-------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)        5.75%     None     None
 Maximum Deferred Sales Charge (Load)(as a percentage of the lower
 of net asset value at time of purchase or redemption)                  None     5.00%    1.00%
 Maximum Sales Charge (Load)Imposed on Reinvested Distributions         None     None     None
 Exchange Fee                                                           None     None     None



 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)    Class A     Class B   Class C
-------------------------------------------------------------------------------
 Management Fees                                    0.80%       0.80%    0.80%
 Distribution and Service (12b-1) Fees              0.00%       1.00%    1.00%
 Other Expenses*                                    0.60%       0.35%    0.35%
                                                    ----        ----     ----
 Total Annual Fund Operating Expenses               1.40%       2.15%    2.15%

* Other Expenses are based on estimates and for Class A shares include a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           1 Year     3 Years
-------------------------------------------------------------------------------
  Class A shares                                            $709      $  993
  Class B shares                                            $718      $1,073
  Class C shares                                            $318      $  673


You would pay the following expenses if you did not redeem your shares:

                                                           1 Year     3 Years
-------------------------------------------------------------------------------
  Class A shares                                            $709        $993
  Class B shares                                            $218        $673
  Class C shares                                            $218        $673

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund currently seeks to meet its objective by investing in Capital Appreciation Portfolio (the "Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. The Fund's investment objective may not be changed without shareholder approval. Certain of the Fund's policies may be changed by the Trustees without shareholder approval.


The Portfolio  approaches its  investments  from the  perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized capital gains.

The Portfolio invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies. In the view of the investment adviser, "growth companies" are companies that are expected, over the long term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Portfolio may include both large and established market leaders, as well as smaller, less seasoned companies. The portfolio manager seeks to purchase stocks that are favorably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks are generally acquired with the expectation of being held for the long term. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. The Portfolio seeks to invest with particular consideration to the needs of children and teenagers. The Portfolio avoids investments that it believes are inappropriate for young shareholders.

Securities  of smaller,  less  seasoned  companies,  which may  include  legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. The Portfolio may also invest in securities of companies in the technology industry that could be adversely affected by factors such as deregulation and product obsolescence due to technological advances.

The Portfolio seeks to achieve long-term, after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio's investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in lower-yielding growth stocks and by generally avoiding net realized short-term capital gains. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio manager will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio manager may sell securities to realize capital losses that can be used to offset realized gains.


To protect against price declines in securities holdings with large accumulated gains, the Portfolio may use various hedging techniques (such as purchased put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, covered short sales, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Portfolio to enhance returns or as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.


The Portfolio may invest up to 25% of assets in foreign securities. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities). Such investments are not subject to the Portfolio's 25% limitation on investing in foreign securities.


The Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.


The Portfolio may borrow amounts up to 25% of the value of net assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Borrowings result in increased expense to the Fund and, while they are outstanding, magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. During defensive periods in which the investment adviser believes that returns on common stock investments may be unfavorable, the Portfolio may temporarily invest up to 65% of its assets in cash and cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit its losses, it may not choose to do so.


MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $43 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund and provides related office facilities and personnel. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee of 13/240 of 1% (equivalent to 0.650% annually) of the average daily net assets of the Fund up to and including $500 million. On net assets of $500 million and over the annual fee is reduced.

Arieh Coll is the portfolio manager of the Fund (since inception). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance and BMR since January, 2000, and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.


The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Eaton Vance serves as administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, the Fund is authorized to pay Eaton Vance a fee of 0.15% of average daily net assets.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Securities traded in the U.S. are generally valued as of the close of regular trading on the Exchange. The value of foreign securities is generally determined as of the close of trading in the principal exchange on which such securities trade. Fluctuations in value that occur between the close of trading on foreign exchanges and the close of regular trading on the Exchange are normally reflected in the Portfolio's valuation for that day. The value of foreign securities may be adjusted to reflect developments after the close of trading on foreign exchanges if the Portfolio deems that its net asset value would be materially affected.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:



                                                      Sales Charge            Sales Charge           Dealer Commission
                                                    as Percentage of       as Percentage of Net     as a Percentage of
 Amount of Purchase                                  Offering Price          Amount Invested          Offering Price
----------------------------------------------------------------------------------------------------------------------
 Less than $50,000                                       5.75%                    6.10%                   5.00%
 $50,000 but less than $100,000                          4.75%                    4.99%                   4.00%
 $100,000 but less than $250,000                         3.75%                    3.90%                   3.00%
 $250,000 but less than $500,000                         3.00%                    3.09%                   2.50%
 $500,000 but less than $1,000,000                       2.00%                    2.04%                   1.75%
 $1,000,000 or more                                      0.00*                    0.00*                 See Below


* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:



 Year of Redemption After Purchase      CDSC
------------------------------------------------
 First or Second                         5%
 Third                                   4%
 Fourth                                  3%
 Fifth                                   2%
 Sixth                                   1%
 Seventh or following                    0%


The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.75% of sales commission and 0.25% of service fee (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.


Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.


Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers receive them based on the value of shares sold by such dealers.


Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a class are increased by sales commissions payable by the class to the principal underwriter in connection with sales of shares of that class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                     You can redeem up to $50,000 by calling the
                                   transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m.
                                   (eastern time). Proceeds of a telephone
                                   redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment Dealer     Your investment dealer is responsible for
                                   transmitting the order promptly.  An
                                   investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Meeting Redemptions by Distributing Portfolio Securities. The Fund currently pays shareholder redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities chosen by the investment adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. The practice of distributing appreciated securities to meet redemptions can be a useful tool for tax-efficient management. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established after any necessary regulatory approvals are received and in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to Eaton Vance, the Fund's custodian or a designated agent without transaction costs and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gain than if the redemption had been paid directly in cash. Redeeming shareholders electing not to participate in the program would be required to take delivery of any securities distributed upon redemption. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund adopts a policy of distributing securities to meet redemptions, it may continue to meet redemptions in whole or in part with cash. During periods of volatile market conditions, the Fund could be expected to meet redemptions primarily with cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  .Full Reinvest Option     Dividends and capital gains are reinvested in
                            additional shares.  This option will be assigned if
                            you do not specify an option.
  .Partial Reinvest Option  Dividends are paid in cash and capital gains are reinvested in additional shares.
  .Cash Option              Dividends and capital gains are paid in cash.
  .Exchange Option          Dividends and/or capital gains are reinvested in
                            additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund.  From time to time, you may be mailed the following:

      .Annual and Semi-Annual  Reports,  containing  performance information and financial statements.
      .Periodic  account statements,  showing  recent  activity  and total share balance.
      .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
      .Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts must be at least $200 per year, or a specified percentage of net asset value of at least 4% but not more than 12% annually of the greater of either the initial account balance or the current account balance. These withdrawals will not be subject to a CDSC. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

While the Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income and net realized short-term capital gains will be taxable as ordinary income. Distributions of net realized long-term capital gains are taxable as long-term gains. The Fund expects to pay any distributions annually.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

  LOGO
    Mutual Funds
      for People
         Who Pay
        Taxes(R)








MORE INFORMATION
--------------------------------------------------------------------------------

                    About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the
                    Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:



                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com



                    You  will  find  and may  copy  information  about  the Fund
                    (including the statement of additional information and shareholder reports): at the Securities and Exchange
                    Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

                    About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:




                                   PFPC, Inc.
                                  P.O. BOX 9653
                           PROVIDENCE, RI 02904-9653
                                 1-800-262-1122

--------------------------------------------------------------------------------




The Fund's SEC File No. is 811-4015.                              TMYSP

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          May 12, 2000


                           EATON VANCE TAX-MANAGED
                            YOUNG SHAREHOLDER FUND

                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:
                                                                          Page
    Strategies and Risks ..............................................     2
    Investment Restrictions ...........................................     5
    Management and Organization .......................................     6
    Investment Advisory and Administrative Services ...................    10
    Other Service Providers ...........................................    11
    Purchasing and Redeeming Shares ...................................    12
    Sales Charges .....................................................    14
    Performance .......................................................    17
    Control Persons and Principal Holders of Securities ...............    18
    Taxes .............................................................    18
    Portfolio Security Transactions ...................................    20

    THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 12, 2000, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. The Portfolio may invest in investment-grade preferred stocks and debt securities, but purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations.


TAX-MANAGED INVESTING. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of an equity mutual fund -- price appreciation, distributions of income and distributions of realized short-term and long-term capital gains -- which are treated differently for federal income tax purposes. Distributions of net investment income and net realized short-term gains (on stocks held less than 12 months) are taxed as ordinary income, at rates as high as 39.6%. Distributions of realized long-term gains (on stocks held at least 12 months) are taxed at rates up to 20%. Returns derived from price appreciation are untaxed until the shareholder redeems his or her shares. Upon redemption, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the redemption and the shareholder's adjusted tax basis is realized.


    The Fund is similar to retirement planning products such as variable annuities and IRAs in that they are vehicles for long-term, tax-deferred investing. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by the Fund. Eligibility to invest in IRAs and annual contributions to IRAs are limited. Contributions to deductible IRAs can be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met.

    An analysis of long-term hypothetical returns achievable from a tax- managed equity fund that achieves returns predominantly from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.

FOREIGN SECURITIES. Investing in securities issued by foreign-domiciled companies may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.


    The Portfolio may also invest in depositary receipts, which are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. Depositary receipts may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting and other shareholder rights, and they may be less liquid.

DERIVATIVE INVESTMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements, to enhance returns and as a substitute for the purchase and sale of securities. Transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) may be conducted in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them for the purpose of leverage. The purchase and sale of derivative instruments is a highly specialized activity that can expose the Portfolio to a significant risk of loss as described below. The use of futures for nonhedging purposes is limited by regulations of the Commodity Futures Trading Commission ("CFTC") as described below. There can be no assurance that the use of derivative instruments will be advantageous.


EQUITY SWAPS AND OTC OPTIONS. Equity swaps and over-the-counter options contracts will only be entered into with counterparties whose credit quality or claims paying ability are considered to be investment grade by the investment adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of net assets. As described below, the Portfolio's investment in illiquid assets, which may include certain equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.


FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers generally do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the investment adviser desire to resell that currency to the dealer.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CURRENCY FUTURES. Forward foreign currency contracts ("forward contracts") are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The investment adviser may enter into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, to "lock" in the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible.


    Currency futures contracts are exchange-traded instruments that may be used for the purposes described in the preceding paragraphs as an alternative to the purchase or sale of forward currency exchange contracts. Currency futures contracts are similar in structure to stock index futures contracts, but change in value to reflect the movements of a currency or basket of currencies rather than a stock index. Investments in currency contracts are subject to limitations and restrictions similar to those set forth for investments in stock index futures and options on stock index futures.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the position held and that a loss will result. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received. Derivative instruments may sometimes increase or leverage exposure to a particular market risk. Leverage enhances exposure to the price volatility of derivative instruments. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and other assets held in the portfolio. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions and limiting losses. The staff of the Securities and Exchange Commission (the "SEC") takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the 15% limit on illiquid investments. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the extent to which derivative instruments may be purchased and sold. Transactions in futures contracts and related options will be entered into only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification as a regulated investment company for federal income tax purposes.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. All futures contracts will be traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, futures contracts may only be entered into if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of net asset value, after taking into account unrealized profits and losses on such positions.

    In order to hedge current or anticipated portfolio positions, futures contracts on securities held or on securities with characteristics similar to those of the securities held may be used. If, in the opinion of the investment adviser, there is a sufficient degree of correlation between price trends for the securities held and futures contracts based on other financial instruments, securities indices or other indices, such futures contracts may also be entered into as part of its hedging strategy.

    All call options on securities written will be covered. This means that, the Portfolio will own the securities subject to the call option or an offsetting call option so long as the call option is outstanding.

SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The investment adviser expects normally to close short sale against-the-box transactions by delivering newly-acquired stock. No more than 25% of assets is expected to be subject to short-sales against-the-box at any one time.

    The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days after the end of the taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.


ASSET COVERAGE REQUIREMENTS. Transactions involving swaps, short sales, forward contracts, futures contracts and options (other than options that the Portfolio has purchased) create an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Only the net obligation of a swap will be covered. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of assets to segregated accounts or to cover could impede portfolio management or the ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the investment adviser to be sufficiently creditworthy and when, in the judgment of the investment adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and finders' fees, justifies the attendant risk. Under present regulatory policies of the SEC, securities loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. Securities will be loaned only to borrowers whose credit quality or claims paying ability is considered to be investment grade by the investment adviser. The financial condition of the borrower will be monitored by the investment adviser on an ongoing basis. If a borrower of securities defaults on a securities loan, the lender (i.e., the Portfolio) will, under proposed Treasury Regulations, be considered to have disposed of the securities in a taxable transaction. Delays may be experienced in the recovery or loss of rights in loaned securities if a borrower of securities fails financially. The lender of the securities would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The lender of the securities would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The lender would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Securities lending involves administrative expenses, including finders' fees. If the investment adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets.


TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds, except to the extent the Portfolio sells securities in order to generate capital losses. Selling securities to generate capital losses will increase the Portfolio's turnover rate, resulting in more commission expense.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund, present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

        (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

        (2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

        (3) Engage in the underwriting of securities; or

        (4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

        (5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

        (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

        (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in any one industry.


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act. For purposes of Restriction (7) above, less than 25% of the Fund's total assets will be concentrated in any one industry.


    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trustees with respect to the Fund without shareholder approval or with respect to the Portfolio without approval of the Fund or its other investors. The Fund and the Porffolio will not:

        (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or

        (b) sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.


    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Portfolio to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in common stock. Moreover, the Portfolio must always be in compliance with the borrowing policy and 15% limitation on investing in illiquid securities set forth above.


                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JAMES B. HAWKES (58), President and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.


JESSICA M. BIBLIOWICZ (40), Trustee*
President and Chief Operating Officer of National Financial Partners (a financial services company) (sine April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, New York, NY 10019


DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood Massachusetts 02090


NORTON H. REAMER (64), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (42), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001


JACK L. TREYNOR (70), Trustee
Investment adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


WILLIAM H. AHERN, JR. (40), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ARIEH COLL (36) Vice President of the Portfolio
Vice President of Eaton Vance and BMR since January 10, 2000. Previously, he was employed by Fidelity Investments as a portfolio manager and investment analyst. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS J. FETTER (56), Vice President of the Trust
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


ARMIN J. LANG (35), Vice President of the Trust
Vice President of Eaton Vance and BMR since March, 1998. Previously he was a
  Vice President at Standish, Ayer & Wood.

MICHAEL R. MACH (52), Vice President of the Trust
Vice President of Eaton Vance and BMR since December 15, 1999. Previously, he was a Managing Director and Senior Analyst for Robertson Stephens (1998-1999); Managing Director and Senior Analyst for Piper Jaffray (1996-1998); and Senior Vice President and Senior Analyst for Putnam Investments (1989-1996). Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (44), Vice President of the Trust
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


JAMES L. O'CONNOR (54), Treasurer
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (59), Secretary
Vice President, Secretary and Chief Legal Officer of Eaton Vance, BMR, EVC and
  EV. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (64), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (37), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (42), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.


    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.


    Trustees of the Portfolio who not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustees. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and of the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ending October 31, 2000, it is estimated that the noninterested Trustees of the Portfolio will earn the following compensation in their capacities as Trustees of the Portfolio and, for the year ended December 31, 1999, earned the following compensation in their capacities as Trustees of the Trust and of the funds in the Eaton Vance fund complex(1):


                 SOURCE OF            JESSICA M.      DONALD R.       SAMUEL L.       NORTON H.        LYNN A.         JACK L.
               COMPENSATION           BIBLIOWICZ        DWIGHT        HAYES, III        REAMER          STOUT          TREYNOR
                 ---------             -------         -------         -------         -------         -------         -------

Trust(2) ..........................    $  8,968        $  8,508        $  9,043        $  8,575        $  8,420       $  9,365
Portfolio* ........................          29              29              29              29              29             29
Trust and Fund Complex ............    160,000          160,000(3)      170,000         160,000         160,000(4)     170,000
------------
*Estimated.
(1) As of May 1, 2000, the Eaton Vance Fund complex consists of 145 registered investment companies or series thereof.
(2) The Trust consisted of 16 Funds as of December 31, 1999.
(3) Includes $60,000 of deferred compensation.
(4) Includes $16,000 of deferred compensation.


ORGANIZATION. The Fund is a series of the Trust, which is organized under Massachusetts law and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    The Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever the Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:
                                                        ANNUALIZED FEE RATE
AVERAGE DAILY NET ASSETS FOR THE MONTH                    (FOR EACH LEVEL)
--------------------------------------                    ----------------
$500 million but less than $1 billion ..............           0.625%
$1 billion but less than $2.5 billion ..............           0.600%
$2.5 billion and over ..............................           0.600%

    The Investment Advisory Agreement with BMR continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and
(ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.


INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.


EXPENSES. The Fund and Portfolio are each responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. PFPC, Inc., P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Fund.


                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction
(i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at the last sale prices or, if there were no sales on a particular day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

    In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and, hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. All CDSC waivers are prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

    If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS. The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that the Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year.


    The Trust also has in effect compensation-type Distribution Plans (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by
it) may exist indefinitely.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.


    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

    The Class B and Class C Plans also authorize each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B or Class C Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A and Class B and Class C Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were initially approved by the Trustees, including the Plan Trustees, on February 28, 2000. The Trustees of the Trust who are "interested" persons of the Fund have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.


    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plans will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment, and (iv) the deduction of any CDSC at the end of the period. The Fund may also publish total return figures for each class based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed.


    The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs") and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.


    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. In addition, evaluations of the Fund's performance, rankings or ratings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors. The Fund's performance may differ from that of other investors in the Portfolio, and other investment companies.


    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate- term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information about the portfolio allocation, turnover and holdings of investments in the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- costs associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of the date hereof, Eaton Vance owned one share of the Fund, being the only shares of the Fund outstanding on such date. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute a sufficient amount of any investment company taxable income so as to effect such qualification. The Fund may also distribute part or all of any net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to reduce or avoid any federal income or excise tax.

    Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy them, and the Portfolio intends to do so. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio.

    The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year) after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided the Fund qualifies as a RIC for federal income tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Fund may retain for investment its net capital gain. However, if the Fund does so, it will be subject to a tax of 35% on the amount retained. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its Shareholders, who (i) will be required to include in income for tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities, and (iii) will increase the tax basis of their Fund Shares by an amount equal to 65% of the amount of undistributed capital gain included in their gross income.


    Foreign exchange gains and losses realized by the Portfolio in connection with its investments in foreign securities and certain options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term capital gain or loss. Positions of the Portfolio in securities and offsetting options, swaps, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.


    A portion of distributions made by the Fund (that are derived from dividends received by the Portfolio) from domestic corporations and allocated to the Fund may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.


    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution treated as long-term capital gains with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


    Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of certain other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer's services, the value of the brokerage and research services provided, the responsiveness of the broker-dealer to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of services rendered by the firm in this and other transactions, and the reasonableness of the commission, if any. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR may receive Research Services from broker-dealer firms with which it places the portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio securitiy transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    The Fund and BMR may also receive Research Services from underwriters and dealers in fixed price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or Eaton Vance may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions of the Fund at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Porttolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Portfolio that the benefits from BMR's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                               *    *    *    *

                           PART C - OTHER INFORMATION

ITEM 23.       EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to
               Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated May 1, 2000 filed herewith.

  (b)(1)       By-Laws as amended  November  3, 1986 filed as Exhibit  (2)(a) to
               Post-Effective   Amendment   No.  23  filed  July  14,  1995  and
               incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed International Growth Fund dated March 4, 1998 filed as Exhibit (5)(e) to Post-Effective Amendment No. 42 filed March 30, 1998 and incorporated herein by reference.

     (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Value Fund dated August 16, 1999 filed as Exhibit (d)(5) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

  (e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) Distribution Agreement Between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(5) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (4) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (5) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series), and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (6)(a)(8) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

       (i) Amendment to Distribution Agreement dated October 17, 1997 filed as Exhibit (6)(a)(9) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

       (ii) Schedules A-3, A-4 and A-5 to Distribution Agreement filed as Exhibit (e)(5)(ii) to Poet-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

       (iii) Schedule A-6 to Distribution Agreement effective May 1, 2000 filed herewith.

     (6) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409 (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
               (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (2)(a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 with attached Schedule A dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (b) Schedule A-1 to Administrative Services Agreement effective May 1, 2000 filed herewith.

     (3)       Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

  (i)(1)       Opinion of Internal Counsel dated April 28, 2000 filed herewith.

  (j)          Not applicable

  (k)          Not applicable

  (l)          Not applicable

  (m)(1)(a) Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

        (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Liquid Assets Fund adopted June 24, 1996 filed as Exhibit (15)(g)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2)(a) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

        (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3)(a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedules A-3, A-4 and A-5 to Class A Service Plan filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (c) Schedule A-6 to Class A Service Plan effective May 1, 2000 filed herewith.

        (d) Eaton Vance Mutual Funds Trust Class S Service Plan adopted February 22, 1999 filed as Exhibit (m)(3)(c) to Post-Effective Amendment No. 53 filed July 28, 1999 and incorporated herein by reference.

     (4)(a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedules A-3, A-4 and A-5 to Class B Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (c) Schedule A-6 to Class B Distribution Plan effective May 1, 2000 filed herewith.

     (5)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedules (A and A-1) filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedules A-2, A-3, A-4 and A-5 to Class C Distribution Plan filed as Exhibit (m)(5)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (c) Schedule A-6 to Class C Distribution Plan effective May 1, 2000 filed herewith.

  (n)          Not applicable

  (o)(1)(a) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 37 filed October 17, 1999 and incorporated herein by reference.

        (b) Schedule A-4 to Multiple Class Plan dated January 6, 1998 filed as Exhibit (18)(a)(1) to Post-Effective Amendment No. 42 filed March 30, 1998 and incorporated herein by reference.

        (c)    Amendment  to Multiple  Class Plan for Eaton Vance  Mutual  Funds
               Trust dated February 22, 1999 filed as Exhibit (o)(1)(c) to Post-Effective Amendment No. 53 filed July 28, 1999 and incorporated herein by reference.

        (d) Schedule A-6 to Multiple Class Plan dated August 16, 1999 filed as Exhibit (o)(d) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (e) Schedule A-7 to Multiple Class Plan dated may 1, 2000 filed herewith.

  (p) Code of Ethics adopted by the Eaton Vance Group of Funds effective May 1, 1981, as amended February 21, 1995 filed as Exhibit (r) to the Registration Statement on Form N-2 of EV Classic Senior Floating-Rate Fund (File Nos. 333-32262, 811-07945) (Accession No. 0000950156-00-000169) filed March 13,
               2000 and incorporated herein by reference.

  (q)(1)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997 filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 35 filed July 3, 1997 and incorporated herein by reference.

        (b)    Power of  Attorney  for Eaton  Vance  Mutual  Funds  Trust  dated
               November 16, 1998 filed as Exhibit (p)(1) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (2)(a) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 36 filed July 25, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Government Obligations Portfolio dated November 16, 1998 filed as Exhibit (p)(2)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (3)(a) Power of Attorney for High Income Portfolio dated February 14, 1997 filed as Exhibit No. (17)(c) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for High Income Portfolio dated November 16, 1998 filed as Exhibit (p)(3) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (4)(a) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed as Exhibit No. (17)(d) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Strategic Income Portfolio dated November 16, 1998 filed as Exhibit (p)(4) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (5)(a) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Cash Management Portfolio dated November 16, 1998 filed as Exhibit (p)(5)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (6)(a) Power of Attorney for Tax-Managed Growth Portfolio dated February 20, 1998 filed as Exhibit No. (17)(f) to Post-Effective Amendment No. 41 filed February 26, 1998 and incorporated herein by reference.

        (b) Power of Attorney for Tax-Managed Growth Portfolio dated November 16, 1998 filed as Exhibit (p)(6) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (7) Power of Attorney for Capital Appreciation Portfolio dated February 28, 2000 filed as Exhibit (p)(7) to Post-Effective Amendment No. 56 filed February 28, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

 Eaton Vance Advisers Senior Floating-Rate Fund        Eaton Vance Municipals Trust II
 Eaton Vance Growth Trust                              Eaton Vance Mutual Funds Trust
 Eaton Vance Income Fund of Boston                     Eaton Vance Prime Rate Reserves
 Eaton Vance Institutional Senior Floating-Rate Fund   Eaton Vance Special Investment Trust
 Eaton Vance Investment Trust                          EV Classic Senior Floating-Rate Fund
 Eaton Vance Municipals Trust



     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices         Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        -------------------------        ---------------------


  Albert F. Barbaro              Vice President                     None
      Ira Baron                  Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo        Vice President and Treasurer             None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
   Anthony DeVille               Vice President                     None
     Ellen Duffy                 Vice President                     None
   Alan R. Dynner        Vice President, Secretary and Clerk     Secretary
 Richard A. Finelli              Vice President                     None
     Kelly Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
   James B. Hawkes         Vice President and Director      President and Trustee
   Perry D. Hooker               Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    John Macejka                 Vice President                     None

                                      C-6

   Geoff Marshall                Vice President                     None
 Joseph T. McMenamin             Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
 F. Anthony Robinson             Vice President                     None
   Frances Rogell                Vice President                     None
    Jay S. Rosoff                Vice President                     None
  Stephen M. Rudman              Vice President                     None
   Kevin Schrader                Vice President                     None
  Teresa A. Sheehan              Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
     Peter Sykes                 Vice President                     None
   David M. Thill                Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
     Sue Wilder                  Vice President                     None


------------------------------------------
*   Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 26, 2000.


                               EATON VANCE MUTUAL FUNDS TRUST

                               By: /s/  JAMES B. HAWKES
                                   -------------------------------------
                                  James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on April 26, 2000.

      SIGNATURE                                        TITLE
      ---------                                        -----

/s/ James B. Hawkes
-------------------                President (Chief Executive Officer) and Trustee
James B. Hawkes

/s/ James L. O'Connor
---------------------         Treasurer (and Principal Financial and Accounting Officer)
 James L. O'Connor

Jessica M. Bibliowicz*
----------------------                                 Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
-----------------                                      Trustee
Donald R. Dwight

Samuel L. Hayes, III*
---------------------                                  Trustee
Samuel L. Hayes

Norton H. Reamer*
-----------------                                      Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                         Trustee
Lynn A. Stout

Jack L. Treynor*
-----------------                                      Trustee
Jack L. Treynor

*By:  /s/  Alan R. Dynner
     -----------------------------------
            Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Capital Appreciation Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 26, 2000.

                               CAPITAL APRRECIATION PORTFOLIO

                               By:  /s/ JAMES B. HAWKES
                                    -------------------------------------
                                  James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on April 26, 2000.

      SIGNATURE                                        TITLE
      ---------                                        -----

/s/ James B. Hawkes
-------------------                President (Chief Executive Officer) and Trustee
James B. Hawkes

/s/ James L. O'Connor
---------------------         Treasurer (and Principal Financial and Accounting Officer)
 James L. O'Connor

Jessica M. Bibliowicz*
----------------------                                 Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
-----------------                                      Trustee
Donald R. Dwight

Samuel L. Hayes, III*
---------------------                                  Trustee
Samuel L. Hayes

Norton H. Reamer*
-----------------                                      Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                         Trustee
Lynn A. Stout

Jack L. Treynor*
-----------------                                      Trustee
Jack L. Treynor

*By:  /s/  Alan R. Dynner
     -----------------------------------
            Alan R. Dynner ( As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

  (a)(4) Amendment and Restatement of Establishment and Designation of Series of Shares dated May 1, 2000.

  (e)(5)(iii)  Schedule A-6 to Distribution Agreement effective May 1, 2000.

  (h)(2)(b) Schedule A-1 to Administrative Services Agreement effective May 1, 2000.

  (i)(1)
               Opinion of Internal Counsel dated April 28, 2000.

  (m)(3)(c)    Schedule A-6 to Class A Service Plan effective May 1, 2000.

     (4)(c)    Schedule A-6 to Class B Distribution Plan effective May 1, 2000.

     (5)(c)    Schedule A-6 to Class C Distribution Plan effective May 1, 2000.

  (o)(1)(e)    Schedule A-7 to Multiple Class Plan dated May 1, 2000.